SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 226,315	$ 322,235
VAT, income and dividend taxes payable	8,450	29,625
Salaries payable and accrued vacation liability	82,772	50,078
Trade payables and accrued liabilities	$ 317,537	$ 401,938